Mine Care and Maintenance (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of Mine Care and Maintenance

	2021	2020
COVID-19 mine care and maintenance expenses (1)	$—	$58,323
COVID-19 mine care and maintenance depreciation	—	17,975
Total COVID 19 mine care and maintenance	—	76,298
Mine care and maintenance expenses	31,780	25,807
	$31,780	$102,105